Financial instruments - fair values and risk management - Sensitivity analysis (Details) - Currency risk - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial instruments - fair values and risk management
Strengthening of USD by 10%	10.00%	10.00%
Weakening of USD by 10%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	$ (2,425,000)	$ (1,833,000)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	2,425,000	1,833,000
Euro
Financial instruments - fair values and risk management
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(2,644,000)	(1,787,000)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	2,644,000	1,787,000
Russian Ruble
Financial instruments - fair values and risk management
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(9,000)	(108,000)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	9,000	108,000
Armenian Dram
Financial instruments - fair values and risk management
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	223,000	68,000
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	(223,000)	(68,000)
Kazakhstani Tenge
Financial instruments - fair values and risk management
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	5,000	(6,000)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	$ (5,000)	$ 6,000